Financial Instruments - Summary of Fair Value Adjustment (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Fair value adjustments	£ 67	£ 128
Bid-Offer and Trade Specific Adjustments [Member]
Disclosure of financial assets [line items]
Fair value adjustments	13	34
Uncertainty [Member]
Disclosure of financial assets [line items]
Fair value adjustments	36	43
Credit Risk Adjustment [Member]
Disclosure of financial assets [line items]
Fair value adjustments	9	36
Funding Fair Value Adjustment [Member]
Disclosure of financial assets [line items]
Fair value adjustments	4	6
Risk Related Adjustments [Member]
Disclosure of financial assets [line items]
Fair value adjustments	62	119
Model-Related [Member]
Disclosure of financial assets [line items]
Fair value adjustments	£ 5	8
Day One Profit [Member]
Disclosure of financial assets [line items]
Fair value adjustments		£ 1